Note 34 - Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	€ (3,046)	€ (9)
Not expiring	(9,629)	(5,738)
Expiring in subsequent period	(192)	(52)
Expiring after subsequent period	(4,214)	(289)
Unused tax losses	(14,035)	(6,079)
Expiring after subsequent period	(95)	0
Unused tax credits	€ (96)	€ (1)